OTHER NONCURRENT LIABILITIES (Details Narrative) - USD ($)	Mar. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Other Liabilities Disclosure [Abstract]
Employee related costs	$ 129,885	$ 108,926	$ 121,250